Equity - Narrative (Details) - USD ($)	3 Months Ended				9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Nov. 20, 2020
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)	125				125		125
Preferred stock, dividend rate					12.50%
Preferred stock, liquidation preference (in USD per share)	$ 500.00				$ 500.00		$ 500.00
Preferred stock, liquidation preference, per share, per annum (in USD per share)	62.50				62.50
Preferred stock, redemption price (in dollars per share)	500.00				500.00
Preferred stock, redemption premium (in dollars per share)	$ 50.00				$ 50.00
Redeemable common stock, shares issued (in shares)	6,857,829				6,857,829		3,247,457
Dividends	$ 2,700,000			$ 0	$ 7,700,000	$ 0
Dividends accrued	1,000,000.0				$ 1,000,000.0		$ 500,000
Percent of aggregate NAV to be repurchased, per month					2.00%
Percent of aggregate NAV per calendar quarter, to be repurchased					5.00%
Stock repurchase program, shares purchase period					1 year
Stock repurchase program, early purchase deduction					95.00%
Share-based compensation (in shares)					2,112
Share-based compensation	$ 19,000	$ 19,000	$ 19,000
Share-based compensation plan, shares available for issuance (in shares)	192,763				192,763
Revolving Credit Facility
Class of Stock [Line Items]
Capital commitment from related party	$ 30,000,000.0				$ 30,000,000.0
Private Placement
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)	0				0			125
Shares issued (in USD per share)								$ 500.00
Proceeds from issuance of private placement					$ 62,500
Payments of stock issuance costs					$ 21,900
Redeemable common stock | Affiliated entity | Massachusetts Mutual Life Insurance Company
Class of Stock [Line Items]
Redeemable common stock, shares issued (in shares)	6,857,829				6,857,829		3,247,457
Redeemable common stock | Private Offering | Affiliated entity | Massachusetts Mutual Life Insurance Company
Class of Stock [Line Items]
Sale of stock, purchase commitment received	$ 400,000,000.0				$ 400,000,000.0
Class N Common Stock
Class of Stock [Line Items]
Common stock, shares issued (in shares)	738,701				738,701		361,374
Share-based compensation (in shares)					1,422
Class N Common Stock | Private Offering | Affiliated entity
Class of Stock [Line Items]
Sale of stock, purchase commitment received	$ 192,500,000				$ 192,500,000
Class E Common Stock
Class of Stock [Line Items]
Common stock, shares issued (in shares)	958,831				958,831		0
Share-based compensation (in shares)					690
Share-based compensation					$ 58,000